Geographic Information And Selected Statements Of Income Data	12 Months Ended
Dec. 31, 2011
Geographic Information And Selected Statements Of Income Data [Abstract]
Geographic Information And Selected Statements Of Income Data

NOTE 14:- GEOGRAPHIC INFORMATION AND SELECTED STATEMENTS OF INCOME DATA

a.	Summary information about geographical areas:

The Company operates in one reportable segment (see Note 1 for a brief description of the Company's business). The total revenues are attributed to geographic areas based on the location of the Company's channel partners which are considered as end customers, as well as direct customers of the Company.

The following presents total revenues for the years ended December 31, 2009, 2010 and 2011, and long-lived assets as of December 31, 2010 and 2011, by geographic area:

1.	Revenues based on the channel partners' location:

	Year ended December 31,
	2009	2010	2011
Americas, principally U.S.	$398,367	$479,692	$553,843
Europe	380,101	440,620	488,632
Asia, Middle-East and Africa	145,949	177,556	204,511

	$924,417	$1,097,868	$1,246,986

2.	Long-lived assets:

	December 31,
	2010	2011
U.S.	$205,422	$202,461
Israel	86,577	92,610
Sweden	528,002	494,895
Rest of the world	881	787

	$820,882	$790,753

b.	Financial income, net:

	Year ended December 31,
	2009	2010	2011
Financial income:
Interest income	$41,346	$53,567	$68,351
Realized gain on sale of marketable securities	—	974	672
Foreign currency re-measurement gain and others	2,061	—	14

	43,407	54,541	69,037

Financial expense:
Amortization of marketable securities premium and accretion of discount, net	8,414	14,428	28,092
Foreign currency re-measurement loss	—	2,808	—
Realized loss on sale of marketable securities	1,896	—	—
Others	1,039	7,141	1,922

	11,349	24,377	30,014

	$32,058	$30,164	$39,023